Segment Reporting - Summary of Payments from/to Such Customers (Parenthetical) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure Of Operating Segments [Line Items]
Revenues	$ 282,483	$ 185,774	$ 755,700	$ 541,483
Cayman Islands
Disclosure Of Operating Segments [Line Items]
Revenues			$ 0	$ 0